Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 27,513,000.00	$ 144,000.00	$ 1,370,000.00	$ 1,000.00	$ 29,028,000.00
U.S. Federal Government [Member]
Total	17,598,000.00		806,000.00		18,404,000.00
Government of China [Member]
Total	5,936,000.00				5,936,000.00
Jianping Tax AuthorityMember [Member]
Total	1,221,000.00	1,000.00	152,000.00	1,000.00	1,375,000.00
Government of the Slovak RepublicMember [Member]
Total	50,000.00	55,000.00	24,000.00		129,000.00
Government of TurkeyMember [Member]
Total	2,558,000.00	42,000.00	379,000.00		2,979,000.00
Australia Federal GovernmentMember [Member]
Total	150,000.00				150,000.00
Queensland State GovernmentMember [Member]
Total		46,000.00	9,000.00		55,000.00
Mineral Technologies [Member]
Total	27,513,000.00	144,000.00	1,370,000.00	1,000.00	29,028,000.00
Mineral Technologies [Member] | U.S. Federal Government [Member]
Total	17,598,000.00		806,000.00		18,404,000.00
Mineral Technologies [Member] | Government of China [Member]
Total	5,936,000.00				5,936,000.00
Mineral Technologies [Member] | Jianping Tax AuthorityMember [Member]
Total	1,221,000.00	1,000.00	152,000.00	$ 1,000.00	1,375,000.00
Mineral Technologies [Member] | Government of the Slovak RepublicMember [Member]
Total	50,000.00	55,000.00	24,000.00		129,000.00
Mineral Technologies [Member] | Government of TurkeyMember [Member]
Total	2,558,000.00	42,000.00	379,000.00		2,979,000.00
Mineral Technologies [Member] | Australia Federal GovernmentMember [Member]
Total	$ 150,000.00				150,000.00
Mineral Technologies [Member] | Queensland State GovernmentMember [Member]
Total		$ 46,000.00	$ 9,000.00		$ 55,000.00